Faegre Drinker Biddle & Reath LLP

320 S. Canal Street, Suite 3300

Chicago, IL 60606

Telephone: (312) 569-1000

Fax: (312) 569-3000

www.faegredrinker.com

October 17, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”)

1940 Act File No. 811-23166

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 to the shelf registration statement of the Fund filed pursuant to General Instruction A.2 on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder.

Questions and comments concerning this filing may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams

cc:	Joshua B. Deringer

Jon Mohrhardt

Marc Collins